Restricted Net Assets (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by operating activities	$ 12,441	77,198	166,967	57,685	$ 79	491	519	26,046
Cash flows provided by/(used in) investing activities	11,323	70,258	(111,747)	78,960	27,053	167,853	(23,823)	146,504
Cash flows used in financing activities	(29,595)	(183,627)	(73,234)	(57,659)	(29,595)	(183,627)	(73,234)	(57,660)
Effect of exchange rate changes on cash and cash equivalents	69	415	(7,082)	(2,617)	42	260	(6,844)	(2,604)
Net increase/(decrease) in cash and cash equivalents	(5,762)	(35,756)	(25,096)	76,369	(2,421)	(15,023)	(103,382)	112,286
Cash and cash equivalents at beginning of year	37,490	232,613	257,709	181,340	11,824	73,365	176,747	64,461
Cash and cash equivalents at end of year	$ 31,728	196,857	232,613	257,709	$ 9,403	58,342	73,365	176,747